Principal accounting policies - Revenue recognition and cost of revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Revenue from sales agents and cost-plus arrangements	$ 30,257	$ 32,572	$ 23,709
Gross Revenue	$ 277,445	$ 222,173	$ 175,699